KALA INVESTMENT CORP.
                        REPORT TO STOCKHOLDERS
                         FINANCIAL STATEMENTS
                            APRIL 30, 1997






                              CONTENTS
                                                                  PAGE


ACCOUNTANTS' REVIEW REPORT						                                   1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES								                                         2

STATEMENTS OF OPERATIONS						                                     3

STATEMENTS OF CHANGES IN NET ASSETS				                            4

STATEMENTS OF CASH FLOWS						                                     5

NOTES TO FINANCIAL STATEMENTS					                                6-14






                               Stuart M. Fried
                         Certified Public Accountant
                              11 Twin Brook Road
                          West Caldwell, N.J.  07006




To the Board of Directors and
Stockholders of Kala Investment Corp.
New York, New York


We have reviewed the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of April 30, 1997, and the related statements of operations, changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these financial statements is the representation of the management of Kala Investment Corp.

A review consists principally of inquiries of Company personnel and
analytical procedures applied to financial data.   It is substantially less
in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim financial statements referred to above in order for them to be in conformity with generally accepted accounting principles.

The financial statements for the year ended October 31, 1996 were audited by us, and we expressed an unqualified opinion on them in our report dated December 11, 1996, but we have not performed any auditing procedures since that date.





                                                      STUART M. FRIED, CPA
W. Caldwell, New Jersey
June 9, 1997





                                                         STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                       STATEMENTS OF ASSETS, LIABILITIES
                            AND CAPITAL SECURITIES



                           									ASSETS

	  						                             									SIX MONTHS		     YEAR ENDED
                             																ENDED 4/30/97	     OCTOBER 31,
		                               														(Unaudited)		       1996

INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $7,440,580 and $7,416,106)									           $ 7,416,106			   $ 7,535,295
Investment in NationsBank tax
 exempt fund 	        								                    		47,159		         18,266
Cash and cash equivalents	    					       	          6,121	           3,084
Interest receivable	      								                 151,661				      167,040
Prepaid expense	         									                   1,797		          3,897
Organization expense - net of
 accumulated amortization	                               0		              0
															                                -----------      -----------
		                                													$ 7,622,844			   $ 7,727,582
                                               ===========      ===========


                						LIABILITIES AND CAPITAL SECURITIES

LIABILITIES
   Dividends payable								                   $         0			   $   102,118
   Accrued expenses	         								                8,437		          6,293
   Due to broker	                        							         0			        		   0
                                               -----------      -----------
                              	         												 8,437			       108,411
                                               -----------      -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
   Class A common 200 shares
    authorized and issued -
    no par
   Class B common 40,000 shares
    Authorized, 26,622 -
    no par 	       										                      	34,627			         4,627

Retained earnings	   										                  7,564,749			     7,612,435

Undistributed net income	                  						   39,504			       (47,686)

Unrealized (depreciation) appreciation
of investments	                  								          (24,473)		        19,795
                                               -----------      -----------
Total Stockholders' Equity
(equivalent to $283.89 per
share at 4/30/97 and 284.06
per share at 10/30/96          							          	7,614,407			     7,619,171
                                               -----------      -----------

														                                 $ 7,622,844		    $ 7,727,582
                                               ===========      ===========


See accountants' review report and notes to financial statements.

                                                        STUART M. FRIED, CPA



                         KALA INVESTMENT CORP.
                       STATEMENTS OF OPERATIONS




                              															SIX MONTHS	      YEAR ENDED
	                            														 ENDED 4/30/97    	OCTOBER 31,
                              											 			(Unaudited)	        1996

INVESTMENT INCOME:

 INCOME:
Interest income										                  			 $174,749	        $369,151

 EXPENSES:
Custodial fees (note 4)	              									   3,300            7,598
Audit fees	      												                     1,500	           3,000
Legal fees	      												                     6,370	          12,185
Taxes other than income taxes	    							        11,902	          12,177
Office expense	      											                  2,912            3,606
Printing and stationery	                            455              737
Filing and director's fees	         								        725	           1,065
Insurance	                         												   1,984            4,011
Amortization expense	                      								   0	           1,900
														                            	   ---------        ---------
 														                        								  29,148           46,279
                                              ---------        ---------

INVESTMENT INCOME	  	                										 145,601          322,872

Net realized gain (loss) from
 investment transactions	                        (1,053)         (50,654)
                                              ---------        ---------

NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX	  											               144,548	         272,218
Less: Federal income taxes	         							       	 170	             260
                                              ---------        ---------

NET INVESTMENT INCOME	                   						 144,378          271,958

Less: Dividends paid	  	              									 104,874	         319,644
                                              ---------        ---------

UNDISTRIBUTED NET INCOME	          								   $  39,504        $ (47,686)
                                              =========        =========




See accountants' review report and notes to financial statements.

                                                        STUART M. FRIED, CPA

                         KALA INVESTMENT CORP.
                  STATEMENTS OF CHANGES IN NET ASSETS







                               															SIX MONTHS	     YEAR ENDED
                             															ENDED 4/30/97	    OCTOBER 31,
                                													(Unaudited)	        1996

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net										             $  145,431	     $  322,612
Net realized gain (loss) on investments	       			(1,053)	       (50,654)
Change in unrealized appreciation
    (depreciation)	                         		   (44,268)         28,239
                                              ----------      ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	     									                   100,110	        300,197

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME	                          (104,874)	      (319,644)
                                              ----------      ----------

TOTAL INCREASE (DECREASE)	                        (4,764)	       (19,447)

NET ASSETS BEGINNING OF PERIOD	  						      	 7,619,171	      7,638,618
                                              ----------      ----------

NET ASSETS END OF PERIOD (including
undistributed net income of ($39,504) and
($47,686) respectively)										             $7,614,407	     $7,619,171
                                												  ==========      ==========


DIVIDENDS PER SHARE					                   							$ 3.91	        $ 11.92
                               													  ==========      ==========















See accountants' review report and notes to financial statements.

                                                       STUART M. FRIED, CPA



                            KALA INVESTMENT CORP.
                          STATEMENTS OF CASH FLOWS



                               															SIX MONTHS	     YEAR ENDED
                              															ENDED 4/30/97	   OCTOBER 31,
                                													(Unaudited)	        1996


CASH FLOWS FROM OPERATING ACTIVITIES:
Net income 						                      								$144,378	       $271,958
Adjustments to reconcile net income
to net cash provided by operating
 activities:
 	 Amortization	             									                0	          1,900
 Realized (gain) loss from investment
  transactions included in net income	    					   1,053  	       50,654
 	 Changes in assets and liabilities:
(Increase) Decrease in securities
 at fair market value	  									               119,189	         61,320
(Increase) Decrease in NationsBank tax
    exempt fund	   	                         		 (28,893)         44,695
(Increase) Decrease in interest receivable 				  15,379	         19,316
(Increase) Decrease in prepaid expenses 	  				   2,100             226
Increase (Decrease) in accrued expenses	  					   2,144           1,975
(Decrease) in due to broker	             							      0	              0

NET CASH PROVIDED BY OPERATING ACTIVITIES	  			 255,350	        452,044
                                               --------        --------

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase (Decrease) in unrealized
 appreciation of investments	    											    (44,268)	        28,239
Realized gain (loss) from investment
 transactions	                                   (1,053)	       (50,654)

NET CASH USED BY
 INVESTING ACTIVITIES	   					             					(45,321)	       (22,415)

CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	                  											   (206,992)      	(432,250)

NET INCREASE (DECREASE) IN CASH
 AND CASH EQUIVALENTS 	      								          	  3,037	         (2,621)

CASH AND CASH EQUIVALENTS -
 BEGINNING OF PERIOD      	      		       						  3,084	          5,705

CASH AND CASH EQUIVALENTS - END OF PERIOD				  $  6,121        $  3,084
		                            													    ========        ========



SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Cash paid during the period for:
 Income taxes												                      $    107




See accountants? review report and notes to financial statements.

                                                      STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S.
Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a)	Investments are valued by the Custodian.  These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

(b)	It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

(c)	Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d)	Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.








See accountants' review report.
                          											-6-





                                                        STUART M. FRIED, CPA



                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                  APRIL 30, 1997



(e)	Interest receivable on investment in securities is computed daily.

(f) Amortization Method - The municipal bonds are amortized over the life of the bonds. As of November 1, 1995 the bonds are amortized to the pre-refunded date, if earlier. This change in method resulted in a decrease of interest income of $21,250 for the year ended October 31, 1996.

(g) Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at:

                                 														APRIL 30,          OCTOBER 31,
                                                  1997                1996

	Unrealized appreciation of bonds totalled    $  24,008            $ (29,670)
	Unrealized depreciation of bonds totalled      (48,481)              49,465
                                              ---------            ---------
	Net unrealized depreciation of investments	  $ (24,473)    	      $  19,795
                                              ---------            ---------

2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES

Securities purchased by the Company amounted to $1,954,888 (which included purchases of NationsBank tax exempt fund of $920,369) for the six months ended April 30, 1997 and $3,298,492, (which included purchases of NationsBank tax exempt fund of $1,161,601) for the year ended October 31, 1996. Sales of securities amounted to $1,946,955 (which included sales of Nations Bank tax exempt fund of $891,477) for the six months ended April 30, 1997 and $3,265,896 (which included sales of Nations Bank tax exempt fund of $1,206,296) for the year ended October 31, 1996.

3. DISTRIBUTIONS

The Company distributed income of $104,874 ($3.91 per share) as of April 30, 1997 and $319,644 ($11.92 per share) for the year ended October 31, 1996 in the form of dividends.

4. CUSTODIAL FEES

Pursuant to an agreement with the custodian (NationsBank of Florida), it will charge a custodial fee of $6,000 per annum plus transaction and holding charges of $25 per transaction and $25 per holding per annum.

During the six months ended April 30, 1997, the Company was charged an aggregate of $3,300 and $7,598 for the year ended October 31, 1996.



See accountants' review report.

	                            									-7-




                                                        STUART M. FRIED, CPA


                             KALA INVESTMENT CORP.
                        NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1997


5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $600 for the six months ended April 30, 1997 and $600 for the year ended October 31, 1996.

6. CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout each year:

                                														SIX MONTHS	        YEAR ENDED
                               														ENDED 4/30/97		     OCTOBER 31,
                			        														                           1996

Investment income										                   $     6.52	        $    13.76
Operating expenses	                      								   1.09	              1.73
                                              ----------         ----------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX	        										                      5.43	             12.03

FEDERAL INCOME TAX	                       							      0	                 0
                                              ----------         ----------

INVESTMENT INCOME - NET	        	          						   5.43	             12.03

Dividends to shareholders	        		         				   3.91	             11.92
                                              ----------         ----------

                                 												       1.52    	           .11
Realized and unrealized gain
(loss) on investments - net	                       (1.69)              (.84)
                                              ----------         ----------

CHANGE IN NET VALUE	                                (.17)              (.73)

NET ASSET VALUE:
  Beginning of period	                             284.06	           284.79
                                              -----------        ----------

  End of period	                              $    283.89	       $   284.06
			                               											 ===========        ==========


Ratio of operating expenses
 to average net assets	          			             				.04%	             .60%

Ratio of investment income
 net to average net assets	        			         		   2.29%	            4.81%

Portfolio turnover	                        							  13.5%	           26.82%

Number of shares outstanding
 at end of period	    								                     26,822	   		      26,822


See accountants' review report.
                            										-8-




                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1997



7.  INVESTMENT IN SECURITIES

                             													PRINCIPAL		  AMORTIZED		  MARKET
MUNICIPAL BONDS (99%)	 							            AMOUNT  	   	COST  			    VALUE

ISSUE

 Cusip # 010316BD8
Alabama Mental Health Fin Auth
SPL Tax BDS
DTD 7/01/95 4.750% Due 5/01/98
Non Callable Fixed Rt
Sink 12/01/97										                   $165,000	    $166,089	    $166,351

 Cusip # 017289Q51
Allegheny Cnty Pa Hosp Dev Auth
Hosp Rev Ref BDS
DTD 2/01/88 6.90% Due 7/01/98
Non Callable Fixed Rt
No Sink Fund Presbyterian Unive 	  				    160,000	     164,849	     165,075

 Cusip #07133ABG6
Battery Pk City Auth NY Rev
Jr Rev Ref BDS
DTD 11/15/93 4.50% Due 11/01/98
Non Callable Fixed Rt
No Sink Fund	  									                   275,000	     276,919	     275,883

 Cusip #088275RS3
Bexar County Texas CTFS Oblig
Go Bond- PRFD
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100	  								              620,000	     658,393	     656,958

 Cusip # 235416KN3
Dallas Texas Wtrwks & Swr Sys
Ref & Impt Rev
DTD 4/01/95 7.50% Due 4/01/03	  					      150,000	     170,933	     169,932

 Cusip # 235416MC5
Dallas Texas Wtrwks & Swr Sys
Ref # Impt Rev
DTD 9/01/96 8.00% Due 10/01/01	  					     250,000	     283,838	     281,080





See accountants' review report.

                            										-9-





                                                        STUART M. FRIED, CPA



	                             KALA INVESTMENT CORP.
	                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1997





													                             PRINCIPAL	   AMORTIZED   	MARKET
MUNICIPAL BONDS (99%)	 							            AMOUNT  	   	COST 			     VALUE

ISSUE

 Cusip #254760E64
District of Columbia
Ser D Go BDS O.I.D.
DTD 6/01/93  4.60%  Due 12/01/97
Non Callable Fixed Rt No Sink Fund	  					250,000	     250,164	     250,120

 Cusip #341148JD7
Florida St Jacksonville
Prerefunded 1/01/98 at 102
DTD 1/01/85 9.20% Due 1/01/2010	    			  		75,000	      87,171	      79,069

 Cusip # 36119AF2
Garland Texas GO Bond
DTD 3/15/97 7.125% Due 2/15/03	  					   	205,000	     228,740	     226,586

 Cusip # 396482BY6
Greenville SC Hosp Rev FGIC
Call 5/01/98 @ 102, 5/1/00 @ 100
DTD 3/01/88 7.80% Due 5/01/2015	  				  		250,000	     269,206	     264,177

 Cusip #45200KSU3
Illinois Health Facs Auth
Rev
DTD 1/01/90  9.50%  Due 11/15/19	  				  	495,000	     600,891	     579,541

 Cusip #4693638R9
Jacksonville Fla Elec Auth Rev
Elec Auth Rev Ref BDS
DTD 10/01/95  6.250%  Due 10/01/98
Non Callable Fixed Rate
Sink 8/01/96 St. John's Riv Pwr P 	  					250,000	     258,124	     257,255

 Cusip #516823AJ0
Laredo Texas
Go Bond- Ser A
DTD 11/01/94 8.625% Due 8/15/03	  					   295,000	     351,052	     350,997

 Cusip #546591HP6
Louisville-Jefferson KY Swr DS
Swr Rev BDS (JR Lien)
DTD 6/01/71  6.250%  Due 6/01/97
Escrowed to Maturity Fixed Rt
No Sink Fund	  									                 	100,000	     100,134	     100,212


See accountants' review report.
                           										-10-


                                                       STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1997





                                         	PRINCIPAL   	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	               					AMOUNT  	    COST 			     VALUE

ISSUE

 Cusip #57585OXD9
Massachusetts St. Health & Edl
Rev Ser B Prfd 7/1/99 @102
DTD 1/01/89 8.15% Due 7/01/14	  				    		195,000	     208,945	     213,022

 Cusip #639557EY9
Nebo Utah School Dist
Go BDS
DTD 6/15/94  9.75%  Due  6/15/01	  				  	210,000	     241,533	     247,878

 Cusip #649665NC6
New York New York
Ser A-1 Go Bond
DTD 8/14/95 5.50% due 8/01/01	    					    15,000	      15,232	      15,427

 Cusip #649665NF9
New York New York
Go Bond Ser A-1
DTD 8/14/95 5.50% Due 8/01/01	     					   85,000	      86,319	      86,148

 Cusip #649650Z92
New York, New York
Ser B Go Bond
DTD 8/14/95 5.3% Due 8/15/00	    	     				50,000	      50,149	      50,524

 Cusip #626190UJ9
New York NY Muni Assit Corp
Rev BDS
DTD 0/01/88  6.75% Due 7/01/98
Non Callable Fixed Rt
No Sink Fund	  										                 100,000	     102,829 	    103,057

 Cusip #626190WR9
New York NY Muni Assit Corp
Serries 67 BDS
DTD 9/01/88 7.10% Due 7/01/98
Non callable No Sink Fund	  						       	150,000	     154,656	     155,155

 Cusip #649664HM4
New York N Y
Ser G Go BD
DTD 1/09/96 5.10% Due 2/01/00	  						    200,000	     200,521	     200,844


See accountants' review report.
                           											-11-


                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1997



                                         	PRINCIPAL	  	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	 						            	AMOUNT  	   	COST  		    	VALUE

ISSUE

 Cusip #649649ZP8
New York  N Y
Go BDS-OID
DTD 2/01/90  7.70% Due 8/01/97
Non Callable Fixed Rt
No Sink Fund	  							                   	225,000	     226,748	     227,011

 Cusip #649706JB5
New York N Y City Mun Wtr Fin
Auth Rev Prfd 6/15/98 @ 101.50
DTD 3/28/89 7.625% Due 6/15/17	  				     230,000	     236,389	     242,556

 Cusip #649810JL3
New York St CTFS Partn
COPS-OID
DTD 2/01/92  6.90% Due 3/1/98
Non Callable Fixed Rt
No Sink Fund	  								                   200,000	     203,750	     204,108

 Cusip #6497852Y7
New York State
Go Bond
DTD 7/15/92 7.50% Due 11/15/01	    	     		50,000	      55,833	      55,299

 Cusip #649830E69
New York State Dorm Auth Revs
St Univ Edl Facs Rev BDS-OID
DTD 6/01/89  6.75% Due 5/15/97
Non Callable Fixed Rt
No Sink Fund - St. Univ of NY	  		      		100,000	     100,099	     100,111

 Cusip #649833KS8
New York St  Dorm Auth Revs
Ref BDS-OID
DTD 3/01/93  4.10%  Due 7/1/98
Non Callable Fixed Rt
No Sink Fund - Upstate Cmty-Coll 	  		    100,000	      99,882	      99,800








See accountants' review report.
                          											-12-



                                                       STUART M. FRIED, CPA


                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1997






                                           PRINCIPAL 	 	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	 				             			AMOUNT  	   	COST  		    	VALUE

ISSUE

 Cusip #650017BM7
New York State Twy Auth
Loc Hwy & Brdg Contract BDS-OID
DTD 9/15/93  4.60%  Due 4/01/99
Non Callable Fixed Rt
Sink 8/15/11	  									                   150,000	  	  150,910	 		 149,746

 Cusip #745144JV8
Puerto Rico Commonwlth
Pub Impt Ref BDS
DTD 7/01/93  4.30%  Due 7/1/97
Non-Callable Fixed Rt
No Sink Fund	   								                   200,000	     200,033	    200,122

 Cusip # 745269BW9
Puerto Rico Hsg Bk & Fin Agy
Subsidy Prepayment Ref BDS-OID
DTD 9/01/93 4.375% Due 12/01/97
Non-Callable Fixed Rt
Sink 7/01/98	   									                  320,000	     319,041	    320,662

 Cusip #745144JY2
Puerto Rico Commonwealth
Go BDS-O.I.D. Ref
DTD 7/01/93 4.90%  Due 7/1/00	    			      200,000 	    200,261	    200,342

 Cusip # 745269BY5
Puerto Rico Hsg Bk & Fin Agy
Subsidy Prepayment Ref BDS-OID
DTD 9/01/93 4.50% Due 12/01/98
Non-Callable Fixed Rt
Sink 7/01/98	                      								135,000	     135,048	    134,914










See accountants' review report.
                            								-13-





                                                       STUART M. FRIED, CPA


                            KALA INVESTMENT CORP.
                        NOTES TO FINANCIAL STATEMENTS
                               APRIL 30, 1997





                                          PRINCIPAL	  	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	             							AMOUNT  	   	COST  			    VALUE

ISSUE

 Cusip # 796236AN7
San Antonio Texas
Ref Go Bond
DTD 8/01/93 8.00% Due 8/01/02	        				300,000	     345,294      342,730

 Cusip #8375592Q5
South Dakota St Hlth & Edl Fac
Rev-Prfd 11/01/98 @ 102
DTD 1/15/89 7.625%  Due 11/01/13	      			130,000	     137,504 	    138,863

 Cusip #896029MF9
Triborough Brdg & Tunl Auth
NY Rev-Ser L Prfd 1/01/98 @ 102
DTD 12/01/87 7.80%  Due 1/01/03	      				100,000	     103,101	     104,551
                             													-------      -------      -------


Total Investment  - 97.4%					       		$6,985,000	  $7,440,580	   7,416,106
						                          							==========   ==========


Other Assets Less Liabilities - 2.6% 			     						                	198,301
                                                																	----------

Net Assets - 100%		 													                                $7,614,407
	                                            																		  ==========


Net Asset Value Per Share													                           $   283.89
                                             																			 ==========


Outstanding shares at April  30, 1997			       				               			26,822
                                             																			 ==========








See accountants' review report.
												-14-